Note 4 - Loans (Details) - Mortgage Servicing Rights - Mortgage Servicing Rights [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Valuation Allowance for Impairment of Recognized Servicing Assets [Line Items]
Balance, beginning of year	$ 42	$ 9
Additions	5	86
Reductions	(38)	(53)
Balance, end of year	$ 9	$ 42